UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2013

Date of reporting period: 3/31/2013

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 85.0%

Consumer Discretionary – 14.4%
Auto Components - 1.1%
Drew Industries	131,679	$4,781,265
Fuel Systems Solutions [1]	80,300	1,322,541

		6,103,806

Diversified Consumer Services - 1.8%
American Public Education [1]	65,770	2,294,715
Capella Education [1]	92,000	2,864,880
Lincoln Educational Services	892,893	5,232,353

		10,391,948

Household Durables - 1.0%
Cavco Industries [1]	94,004	4,471,770
Skullcandy [1,2]	274,403	1,448,848

		5,920,618

Internet & Catalog Retail - 0.5%
Manutan International	41,892	1,711,397
Vitacost.com [1]	177,100	1,280,433

		2,991,830

Leisure Equipment & Products - 0.5%
Callaway Golf	406,412	2,690,447

Media - 0.3%
Saraiva S/A Livreiros Editores	107,300	1,492,085

Specialty Retail - 6.7%
Buckle (The)	76,025	3,546,566
Cato Corporation (The) Cl. A	124,300	3,000,602
Citi Trends [1]	365,027	3,734,226
hhgregg [1,2]	442,043	4,884,575
Jos. A. Bank Clothiers [1,2]	63,570	2,536,443
Kirkland’s [1]	433,980	4,973,411
Padini Holdings	3,550,100	2,178,327
Shoe Carnival	268,300	5,484,052
Stein Mart	615,610	5,158,812
Zumiez [1]	113,400	2,596,860

		38,093,874

Textiles, Apparel & Luxury Goods - 2.5%
Calida Holding	58,000	1,655,746
Geox	357,028	994,030
Maidenform Brands [1]	146,100	2,561,133
Perry Ellis International	341,230	6,206,974
True Religion Apparel	75,600	1,973,916
Van de Velde	22,131	971,626

		14,363,425

Total		82,048,033

Consumer Staples – 1.1%
Food Products - 1.1%
Asian Citrus Holdings	4,118,000	2,121,983
Legumex Walker [1]	369,200	1,744,510
Sipef	30,400	2,462,015
Waterloo Investment Holdings [1,3]	1,303,907	178,374

Total		6,506,882

Energy – 8.4%
Energy Equipment & Services - 6.1%
Canadian Energy Services & Technology	327,900	4,002,520
Dawson Geophysical [1]	116,829	3,504,870
Geospace Technologies [1]	5,412	584,063
Gulf Island Fabrication	169,688	3,573,629
IROC Energy Services	677,000	2,019,304
Lamprell [1]	1,064,200	2,110,183
Natural Gas Services Group [1]	232,375	4,475,543
Tesco Corporation [1]	294,080	3,937,731
TGC Industries	537,277	5,319,042
Total Energy Services	385,800	5,392,883

		34,919,768

Oil, Gas & Consumable Fuels - 2.3%
Contango Oil & Gas	34,607	1,387,395
Gran Tierra Energy [1]	296,200	1,741,656
Renewable Energy Group [1]	192,800	1,482,632
Sprott Resource	1,203,300	5,401,436
Triangle Petroleum [1]	456,104	3,010,286
Uranium Resources [1,2]	55,122	142,766

		13,166,171

Total		48,085,939

Financials – 5.7%
Capital Markets - 2.3%
FBR & Co. [1]	152,816	2,892,807
Gluskin Sheff + Associates	80,800	1,443,638
GMP Capital	295,700	1,909,526
INTL FCStone [1]	207,569	3,613,776
U.S. Global Investors Cl. A	198,700	729,229
Westwood Holdings Group	60,527	2,689,215

		13,278,191

Commercial Banks - 0.8%
Bancorp (The) [1]	142,528	1,974,013
BCB Holdings [1]	1,303,907	396,244
Pacific Continental	178,800	1,997,196

		4,367,453

Insurance - 0.8%
American Safety Insurance Holdings [1]	113,163	2,824,548
Navigators Group [1]	27,336	1,605,990

		4,430,538

Real Estate Management & Development - 1.8%
Brasil Brokers Participacoes	742,200	2,644,484
Kennedy-Wilson Holdings	362,530	5,622,840
Midland Holdings	4,900,000	2,165,139

		10,432,463

Total		32,508,645

Health Care – 8.2%
Biotechnology - 1.0%
Burcon NutraScience [1]	140,303	398,460
Dyax Corporation [1]	717,416	3,127,934
Lexicon Pharmaceuticals [1]	1,018,079	2,219,412

		5,745,806

Health Care Equipment & Supplies - 3.8%
Cerus Corporation [1]	555,557	2,455,562
CryoLife	325,589	1,956,790
Exactech [1]	160,017	3,310,752
Merit Medical Systems [1]	186,035	2,280,789
SurModics [1]	161,978	4,413,900
Syneron Medical [1]	439,785	4,494,603
Trinity Biotech ADR	85,570	1,444,422
ZELTIQ Aesthetics [1,2]	288,669	1,102,715

		21,459,533

Health Care Providers & Services - 2.3%
CorVel Corporation [1]	78,123	3,866,307
IPC The Hospitalist [1]	35,724	1,589,004
PDI [1]	561,720	3,314,148
U.S. Physical Therapy	168,160	4,515,096

		13,284,555

Life Sciences Tools & Services - 0.1%
EPS Corporation	266	394,754

Pharmaceuticals - 1.0%
Unichem Laboratories	523,764	1,669,588
Vetoquinol	95,428	3,131,506
Zogenix [1,2]	530,478	954,861

		5,755,955

Total		46,640,603

Industrials – 18.6%
Aerospace & Defense - 0.2%
American Science & Engineering	19,100	1,164,909

Building Products - 1.4%
AAON	80,139	2,211,035
Quanex Building Products	229,800	3,699,780
WaterFurnace Renewable Energy	132,500	2,113,009

		8,023,824

Commercial Services & Supplies - 1.3%
Courier Corporation	135,418	1,951,373
Ennis	293,449	4,422,277
Heritage-Crystal Clean [1]	58,134	877,823

		7,251,473

Construction & Engineering - 1.4%
Layne Christensen [1]	195,669	4,183,403
Severfield-Rowen	1,060,000	612,035
Sterling Construction [1]	318,847	3,472,244

		8,267,682

Electrical Equipment - 2.7%
Elektrobudowa	27,122	1,028,421
Global Power Equipment Group	329,188	5,800,292
Graphite India	2,332,200	3,411,406
LSI Industries	548,613	3,829,319
Voltamp Transformers	200,000	1,398,344

		15,467,782

Machinery - 6.3%
AIA Engineering	172,693	1,001,047
CB Industrial Product Holding	1,423,700	1,154,041
Foster (L.B.) Company	112,146	4,966,946
FreightCar America	217,391	4,743,472
Gorman-Rupp Company	44,670	1,342,333
Graham Corporation	309,220	7,650,103
Kadant [1]	165,331	4,133,275
Key Technology [1]	241,129	3,047,871
RBC Bearings [1]	59,322	2,999,320
Semperit AG Holding	127,913	4,935,358

		35,973,766

Professional Services - 2.5%
CRA International [1]	194,706	4,355,573
Exponent	51,797	2,793,930
GP Strategies [1]	297,108	7,088,997

		14,238,500

Road & Rail - 2.4%
Marten Transport	356,180	7,169,903
Patriot Transportation Holding [1]	227,440	6,327,381

		13,497,284

Trading Companies & Distributors - 0.4%
Houston Wire & Cable	181,600	2,351,720

Total		106,236,940

Information Technology – 14.1%
Communications Equipment - 3.2%
Anaren [1]	345,684	6,702,813
COM DEV International [1]	574,000	2,254,526
Digi International [1]	320,910	2,865,726
KVH Industries [1]	255,100	3,461,707
Parrot [1]	92,320	2,848,455

		18,133,227

Computers & Peripherals - 0.6%
Avid Technology [1]	82,093	514,723
Super Micro Computer [1]	272,811	3,080,037

		3,594,760

Electronic Equipment, Instruments & Components - 1.2%
Electro Rent	142,600	2,643,804
Fabrinet [1]	253,969	3,710,487
Nice	170,182	565,003

		6,919,294

Internet Software & Services - 0.6%
QuinStreet [1]	286,700	1,711,599
World Energy Solutions [1]	358,700	1,574,693

		3,286,292

IT Services - 1.0%
CSE Global	1,637,500	1,141,966
EPAM Systems [1]	137,348	3,190,594
Forrester Research	37,994	1,202,510

		5,535,070

Semiconductors & Semiconductor Equipment - 5.3%
Advanced Energy Industries [1]	269,100	4,924,530
ATMI [1]	257,100	5,766,753
AXT [1]	1,032,947	3,036,864
GSI Technology [1]	516,561	3,404,137
Integrated Silicon Solution [1]	435,899	3,997,194
M/A-COM Technology Solutions
Holdings [1]	125,642	2,019,067
Mindspeed Technologies [1]	373,295	1,243,072
Rudolph Technologies [1]	56,893	670,200
Sigma Designs [1]	635,245	3,093,643
Ultra Clean Holdings [1]	316,776	2,059,044

		30,214,504

Software - 2.2%
Monotype Imaging Holdings	288,642	6,855,247
TeleNav [1]	275,400	1,776,330
VASCO Data Security International [1]	502,029	4,237,125

		12,868,702

Total		80,551,849

Materials – 13.1%
Chemicals - 2.5%
C. Uyemura & Co.	56,700	2,114,166
FutureFuel Corporation	185,100	2,248,965
LSB Industries [1]	60,500	2,104,190
Quaker Chemical	88,588	5,228,464
Societe Internationale de Plantations
d’Heveas	30,285	2,520,249

		14,216,034

Metals & Mining - 10.4%
Alamos Gold	238,200	3,271,044
Allied Nevada Gold [1]	55,829	918,945
Argonaut Gold [1]	136,500	1,107,211
Bear Creek Mining [1]	518,300	1,423,494
Endeavour Mining [1]	1,285,500	1,898,164
Endeavour Silver [1]	568,100	3,533,582
Foraco International	394,700	621,667
Geodrill [1]	1,217,200	1,449,832
Gold Standard Ventures [1]	700,000	770,000
Goldgroup Mining [1]	767,100	185,007
Haynes International	64,670	3,576,251
Horsehead Holding Corporation [1]	562,303	6,117,857
Imdex	782,292	997,742
International Tower Hill Mines [1]	329,800	501,296
Lumina Copper [1]	353,300	3,046,619
McEwen Mining [1]	804,196	2,300,001
NorthIsle Copper and Gold [1]	360,000	24,807
Olympic Steel	289,128	6,910,159
Phoscan Chemical [1]	2,968,200	745,080
Pilot Gold [1]	1,669,325	2,760,708
Quaterra Resources [1]	895,000	179,000
Scorpio Mining [1]	1,094,600	754,265
Silvercorp Metals	416,600	1,637,238
Soltoro [1]	810,400	287,192
Synalloy Corporation	93,641	1,299,737
Timmins Gold [1]	1,010,300	2,909,664
Torex Gold Resources [1]	1,009,000	1,728,267
Universal Stainless & Alloy Products [1]	170,536	6,198,984
Village Main Reef	3,750,000	456,755
Western Copper and Gold [1]	720,000	612,000
Wildcat Silver [1]	1,232,800	825,224

		59,047,792

Paper & Forest Products - 0.2%
TFS Corporation [1]	2,006,091	1,127,867

Total		74,391,693

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [1]	1,844,000	562,721

Total		562,721

Miscellaneous [4] – 1.3%
Total		7,090,813

TOTAL COMMON STOCKS
(Cost $442,411,220)		484,624,118

REPURCHASE AGREEMENT – 14.5%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $82,490,100 (collateralized
by obligations of various U.S. Government
Agencies, 0.30%-4.625% due 9/12/13-2/15/40,
valued at $84,140,286)
(Cost $82,489,000)		82,489,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.4%
U.S. Treasury Notes
0.375%
due 7/31/13	$178,999	179,111
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		8,193,460

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $8,372,571)		8,372,571

TOTAL INVESTMENTS – 100.9%
(Cost $533,272,791)		575,485,689

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(5,406,850)

NET ASSETS – 100.0%		$570,078,839

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
MARCH 31, 2013 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 95.7%

Consumer Discretionary – 29.3%
Auto Components - 1.2%
Dorman Products	258,994	$9,637,167

Media - 1.1%
Saga Communications Cl. A	68,320	3,160,483
World Wrestling Entertainment Cl. A	711,858	6,278,588

		9,439,071

Specialty Retail - 15.1%
American Eagle Outfitters	675,615	12,634,000
Ascena Retail Group [1]	768,880	14,262,724
Buckle (The)	522,124	24,357,084
Cato Corporation (The) Cl. A	438,305	10,580,683
GameStop Corporation Cl. A	122,072	3,414,354
Guess?	731,154	18,154,554
Jos. A. Bank Clothiers [1]	517,662	20,654,714
Shoe Carnival	811,843	16,594,071
Stein Mart	784,790	6,576,540

		127,228,724

Textiles, Apparel & Luxury Goods - 11.9%
Barry (R.G.)	145,460	1,947,710
Crocs [1]	1,076,278	15,950,440
Deckers Outdoor [1]	290,022	16,151,325
G-III Apparel Group [1]	519,094	20,820,860
Maidenform Brands [1]	848,525	14,874,643
Steven Madden [1]	409,816	17,679,462
Vera Bradley [1]	519,570	12,277,439

		99,701,879

Total		246,006,841

Consumer Staples – 5.4%
Food & Staples Retailing - 0.6%
Village Super Market Cl. A	149,643	5,041,473

Personal Products - 4.8%
Inter Parfums	631,275	15,422,048
Nu Skin Enterprises Cl. A	567,377	25,078,063

		40,500,111

Total		45,541,584

Energy – 6.6%
Energy Equipment & Services - 5.6%
Helmerich & Payne	34,400	2,088,080
Matrix Service [1]	835,308	12,446,089
Oil States International [1]	95,786	7,813,264
Unit Corporation [1]	548,065	24,964,361

		47,311,794

Oil, Gas & Consumable Fuels - 1.0%
Cimarex Energy	61,518	4,640,918
Pioneer Southwest Energy Partners L.P.	144,222	3,523,343

		8,164,261

Total		55,476,055

Financials – 13.3%
Capital Markets - 2.9%
Federated Investors Cl. B	1,020,701	24,159,993

Commercial Banks - 1.5%
City Holding Company	306,840	12,209,164

Insurance - 5.7%
Allied World Assurance Company
Holdings	180,125	16,701,190
Aspen Insurance Holdings	296,054	11,421,763
Montpelier Re Holdings	282,721	7,364,882
Reinsurance Group of America	201,000	11,993,670
Validus Holdings	9,985	373,140

		47,854,645

Thrifts & Mortgage Finance - 3.2%
Genworth MI Canada	723,600	17,793,501
TrustCo Bank Corp NY	1,693,623	9,450,416

		27,243,917

Total		111,467,719

Health Care – 8.6%
Biotechnology - 0.2%
Emergent Biosolutions [1]	103,761	1,450,579

Health Care Equipment & Supplies - 0.1%
ICU Medical [1]	20,098	1,184,777

Health Care Providers & Services - 6.5%
Chemed Corporation	250,177	20,009,157
Magellan Health Services [1]	281,123	13,373,021
MEDNAX [1]	123,910	11,106,053
U.S. Physical Therapy	373,061	10,016,688

		54,504,919

Pharmaceuticals - 1.8%
Hi-Tech Pharmacal	451,403	14,945,953

Total		72,086,228

Industrials – 7.8%
Aerospace & Defense - 1.5%
Cubic Corporation	298,700	12,760,464

Electrical Equipment - 2.0%
AZZ	346,517	16,702,120

Machinery - 2.3%
Alamo Group	343,187	13,126,902
Kennametal	94,195	3,677,373
Miller Industries	183,276	2,941,580

		19,745,855

Trading Companies & Distributors - 2.0%
Applied Industrial Technologies	371,315	16,709,175

Total		65,917,614

Information Technology – 19.3%
Communications Equipment - 5.0%
NETGEAR [1]	743,108	24,901,549
Plantronics	386,965	17,099,983

		42,001,532

Computers & Peripherals - 0.2%
Super Micro Computer [1]	142,997	1,614,436

Electronic Equipment, Instruments & Components - 6.3%
Fabrinet [1]	1,208,637	17,658,187
Littelfuse	140,211	9,513,316
Multi-Fineline Electronix [1]	185,780	2,866,586
Rofin-Sinar Technologies [1]	214,580	5,812,972
Vishay Intertechnology [1]	1,254,500	17,073,745

		52,924,806

IT Services - 3.3%
Convergys Corporation	822,200	14,002,066
ManTech International Cl. A	511,470	13,743,199

		27,745,265

Office Electronics - 1.3%
Zebra Technologies Cl. A [1]	238,566	11,243,616

Semiconductors & Semiconductor Equipment - 3.2%
GSI Technology [1]	571,829	3,768,353
Integrated Silicon Solution [1]	329,579	3,022,239
IXYS Corporation	786,693	7,544,386
Teradyne [1]	600,700	9,743,354
Ultra Clean Holdings [1]	436,373	2,836,425

		26,914,757

Total		162,444,412

Materials – 4.1%
Chemicals - 3.7%
Innophos Holdings	156,242	8,524,563
Innospec	433,068	19,176,251
Intrepid Potash	184,942	3,469,512

		31,170,326

Containers & Packaging - 0.4%
UFP Technologies [1]	180,866	3,561,252

Total		34,731,578

Miscellaneous [4] – 1.3%
Total		11,217,675

TOTAL COMMON STOCKS
(Cost $658,598,235)		804,889,706

REPURCHASE AGREEMENT – 4.4%
Fixed Income Clearing Corporation,
0.12% dated 3/28/13, due 4/1/13,
maturity value $36,693,489 (collateralized
by obligations of various U.S. Government
Agencies, due 7/25/13, valued at $37,431,275)
(Cost $36,693,000)		36,693,000

TOTAL INVESTMENTS – 100.1%
(Cost $695,291,235)		841,582,706

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(1,062,088)

NET ASSETS – 100.0%		$840,520,618

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at March 31, 2013. Total market value of loaned securities as of March 31, 2013, was as follows:
Fund	Market Value

Micro-Cap Portfolio	$7,959,569

[3]	A security for which market quotations are not readily available represents 0.0% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.
[4]	Includes securities first acquired in 2013 and less than 1% of net assets.

TAX INFORMATION:
At March 31, 2013, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:
		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$533,425,588	$42,060,101	$105,353,539	$63,293,438
Small-Cap Portfolio	695,699,224	145,883,482	166,397,604	20,514,122

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2013. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$484,445,744	$–	$178,374	$484,624,118
Cash Equivalents	8,372,571	82,489,000	–	90,861,571
Small-Cap Portfolio
Common Stocks	804,889,706	–	–	804,889,706
Cash Equivalents	–	36,693,000	–	36,693,000

     For the three months ended March 31, 2013, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Funds recognize transfers between levels as of the end of the reporting period. At March 31, 2013, securities valued at $87,534,962 were transferred from Level 2 to Level 1 for Royce Micro-Cap Portfolio within the fair value hierarchy.

Level 3 Reconciliation:
		Realized and Unrealized
	Balance as of 12/31/12	Gain (Loss)	Balance as of 3/31/13
Micro-Cap Portfolio
Common Stocks	$190,631	$(12,257)	$178,374

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: May 28, 2013

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Capital Fund
Date: May 28, 2013